Equity Method Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 169.7	$ 102.0
Joint-venture interest	14.40%
Contingent rent expense	$ 8.0	4.9	$ 9.3
Tim Hortons [Member]
Schedule of Equity Method Investments [Line Items]
Joint-venture interest	50.00%
Distributions of joint venture	$ 3.9
Contingent rent expense	1.0
Carrols Restaurant Group, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Quoted market price	71.8
Carrols Restaurant Group, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Noncash dilution gain on the issuance of stock	$ 5.8
Ownership interest in equity method investee before additional common stock issued	29.00%
Ownership interest in equity method investee after additional common stock issued	21.00%
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Accounts receivable from equity method investments	$ 22.6	$ 18.1